As filed with the Securities and Exchange Commission on July 11, 2014

Securities Act Registration No. 333-129930
Investment Company Act Registration No. 811-21836

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18	[X]
(Check appropriate box or boxes)	[X]

INDEX FUNDS
(Exact Name of Registrant as Specified in Charter)
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  800-788-5680

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado  80202

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
( )	on [date] pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(i)
( )	on July 29, 2013 pursuant to paragraph (a)(i)
(X)	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

__________, 2014

Index Funds S&P 500 Equal Weight

No Load Shares (INDEX)

As with all mutual funds, the U.S. Securities and Exchange Commission (ÒSECÓ) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Index Funds S&P 500 Equal Weight

Investment Objective
The Index Funds S&P 500 Equal Weight (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500 Equal Weight Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	No Load Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	0.30%
Annual Account Maintenance Fee for Accounts under $25,000	$20.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[____]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	[____]%
Acquired Fund Fees and Expenses(1)(2)(3)	[____]%
Total Annual Fund Operating Expenses	[____]%
Fee Waiver/Expense Reimbursement(4)	[____]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[____]%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(2)
The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.
(4)
The Willis Group, Inc. (the "Adviser"), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to [____]% of the Fund’s average daily net assets for Investor Class Shares. This agreement is in effect through July 1, 2015. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this agreement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

Expense Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

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	1 year	3 years
No Load Shares

You would pay the following expenses if you did not redeem your shares:

No Load Shares

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”), which is designed to measure the performance of 500 leading companies in leading industries of the U.S. economy. Unlike the S&P 500 Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Index will be rebalanced quarterly and at other intervals to have the same target weighting as every other stock in the Index. As of December 31, 2013, the Index included companies with a market capitalization of $4.6 billion and higher. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of, or have economic characteristics similar to, the securities included in the Index. The Fund may invest up to 20% of its assets in securities not included in the Index. These assets may include, without limitation, futures, options on futures, options, swaps, as well as cash, cash equivalents, U.S. Government securities, securities of non-U.S. issuers, repurchase agreements, and securities of other investment companies, such as exchange-traded funds. The Fund may not invest in all of the common stocks in the Index, or in the same weightings as in the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund’s investment adviser, The Willis Group, Inc. (the “Adviser”), will adjust the Fund’s portfolio on a quarterly basis and at other intervals to seek to maintain an approximately equal weighting of each stock in the Index.

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Principal Risks

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

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Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•	Management Risk – The investment techniques and risk analysis used by the Fund’s Adviser may not produce the intended results and could adversely impact the performance of the Fund.

•
Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sale of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover and use of derivatives may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

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Equity Risk The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

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Non-Diversification Risk – Focusing investments in a small number of issuers increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

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Derivatives Risk – The performance of derivative instruments is tied to the performance of an underlying security, currency, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may be also more difficult to purchase, sell or value than other investments

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•
Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

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Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

•	New Fund Risk – The Fund is new and has limited or no performance history for investors to evaluate.

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance
As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance is available on the Fund’s website www.weareINDEX.com or by calling 1-888-544-2685.

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Investment Adviser

The Willis Group, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in 2014.

Purchase and Sale of Fund Shares

The Fund currently offers No Load Class shares. The minimum initial investment for No Load Class shares is $1000. The subsequent minimum investment is $1000 for No Load Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.weareindex.com, by telephone at 1-888-544-2685 or by regular mail at Index Funds, UMB Fund Services, P.O. Box 2175, Milwaukee, WI 53233.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Index Funds S&P 500 Equal Weight

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

Investment Objective

The Index Funds S&P 500 Equal Weight (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500 Equal Weight Index.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”), which is designed to measure the performance of 500 leading companies in leading industries of the U.S. economy. Unlike the S&P 500 Index, in which each constituent stock’s weight is proportionate to its market value, each stock in the Index will be rebalanced quarterly and at other intervals to have the same target weighting as every other stock in the Index. As of December 31, 2013, the Index included companies with a capitalization range of $4.6 billion and higher. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

The Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The Fund may invest up to 20% of its assets in securities not included in the Index. These assets may include, without limitation, futures, options on futures, options, swaps, as well as cash, cash equivalents, U.S. Government securities, securities of non-U.S. issuers, repurchase agreements, and securities of other investment companies, such as exchange-traded funds. The Fund may not invest in all of the common stocks in the Index, or in the same weightings as in the Index. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index.

The Fund’s investment adviser, The Willis Group, Inc. (the “Adviser”), will adjust the Fund’s portfolio on a quarterly basis and at other intervals to seek to maintain an approximately equal weighting of each stock in the Index.

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Description of Principal Security Types

Equity Securities

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Derivatives

Derivatives are instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. The Fund will segregate or “earmark” assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Principal Risk Factors

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in the Fund or the Fund could underperform other investment companies.

The following factors can significantly affect the Fund’s performance.

•
Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•	Management Risk – The investment techniques and risk analysis used by the Fund’ Adviser may not produce the intended results and could adversely impact the performance of the Fund.

•
Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sale of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover and use of derivatives may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

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•
Equity Risk The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

•
Non-Diversification Risk – Focusing investments in a small number of issuers, industries or foreign currencies increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•
Derivatives Risk – The performance of derivative instruments is tied to the performance of an underlying security, currency, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may be also more difficult to purchase, sell or value than other investments.

•
Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

•
Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

•	New Fund Risk – The Fund is new and has limited or no performance history for investors to evaluate.

Other Risks of Investing in the Fund

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including the following factors:

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Concentration Risk – The Fund has a fundamental policy not to invest more than 25% of the current value of the Fund’s total assets in any one industry, except that this policy does not apply to: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities. However, the Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

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•
Expense Risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Temporary Defensive Positions and Cash Positions – The Fund may take temporary defensive positions in short-term debt securities, cash and cash equivalents in response to adverse market, economic or political conditions. The Fund may also depart from its principal investment strategies when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. Under such circumstances, the Fund may not achieve its investment objective, and it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested.

Additional Information Concerning the Fund’s Investment Strategies

Investment Limitations

Except with respect to the illiquid investment restrictions set forth in the Statement of Additional Information (the “SAI”), limitations on Fund investments listed in this Prospectus will typically apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Portfolio Turnover

The Fund generally intends to purchase securities as long-term investments; however, short-term trading may occur. This means that the Fund may buy a security and sell that security a short period of time after its purchase, and realize gains or losses, if the portfolio manager believes that the sale is in the best interest of the Fund. This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses which could reduce the Fund’s investment performance. In addition, short-term trading may increase the amount of taxable distributions to shareholders which would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

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Portfolio Holdings

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.weareindex.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser

The Willis Group, Inc., located at 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, Colorado 80920, is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission.

The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Fund’s investment program. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from the Fund at the annual rate of [____] of the Fund’s daily net assets pursuant to an advisory agreement between the Trust and the Adviser. The Advisory Agreement was approved by the Board at an in-person meeting held on June 13, 2014, and has an initial term of two years. The Board may thereafter extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ended December 31, 2014.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to [____]% of the Fund’s average daily net assets for Investor Class Shares. This agreement is in effect through July 1, 2015. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this agreement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees

Portfolio Manager

Michael G. Willis is president and lead portfolio manager of The Willis Group, Inc., Adviser to the Fund. As lead portfolio manager, Mr. Willis is primarily responsible for the day-to-day management of the Fund’s operations.

Mr. Willis has held the following positions within the past five years:

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·  Lead Portfolio Manager, The Willis Group 2004-Current
·  Lead Portfolio Manager, Giant 5 Funds 2006-2014
·  President, Index Funds, 2014-Current

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is included in the SAI.

The Index

The S&P 500 Equal Weight index, (the “Index”) is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and has been licensed for use by the Adviser. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and S&P 500 Equal Weight™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Adviser.

The Fund is not sponsored, endorsed, sold or promoted by S&P DJI, S&P, or any of their respective affiliates or their third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the Fund’s shares into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and value of the Fund or the timing of the issuance or sale of the Fund’s shares, or in the determination or calculation of the equation by which the Fund’s shares may be converted into cash, surrendered, or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a futures contract within the Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such contract, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund, but which may be similar to and competitive with the Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the Index and the Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND’S SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The Distributor and Administrator

UMB Distribution Services, LLC (“UMBDS”) serves as the distributor (the “Distributor”) of the Fund’s shares. UMBDS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBDS may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority, Inc.

UMB Fund Services, Inc. (“UMBFS”), whose address is 803 West Michigan Street, Milwaukee, WI 53233, serves as the administrator (the “Administrator”). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The SAI has more detailed information about the Adviser, Distributor, Administrator and other service providers.

Shareholder Information

Pricing of Fund Shares

The Fund
The Board has approved certain pricing and valuation guidelines to be used in determining the Fund’s net asset value per share (NAV). The NAV is generally determined once each day at the close of regular trading on the New York Stock Exchange (NYSE), normally at 4 p.m. Eastern Time on days the NYSE is open.

The NYSE is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

Fair Value Pricing Policies
Pursuant to its policies and procedures, the Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Fund’s Valuation Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

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A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.
How NAV is Calculated
The NAV for Investor Shares is calculated by dividing the total value of the Fund’s investments attributable to the Investor Share class less any liabilities attributable to the Investor Share class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

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Purchasing and Adding to Your Shares

Purchasing and Adding to Your Shares
You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Fund’s behalf prior to the time the Fund determines its NAV will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price. Each investment representative’s agreement with the Fund permits the investment representative to transmit orders to the Fund that reflect orders received by the investment representative prior to the Fund’s NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

Delivery of Shareholder Documents
Copies of the Fund’s prospectus, SAI and shareholder reports (“Reports”) are available, free of charge, on the Fund’s website, www.weareindex.com. To reduce the Fund’s expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Fund’s account application. Shareholders who do not elect to receive electronic copies of the Reports will receive paper copies free of charge; however, electronic delivery of the Reports is encouraged and intended to protect our shareholders by limiting the Fund’s expenses and advancing conservation of natural resources.

In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-888-544-2685. The Fund will begin sending you individual copies thirty days after receiving your request.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

Minimum Initial Investment	Minimum Subsequent Investment
$1000	$1000

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Due to the proportionately higher costs of servicing accounts with lower balances, accounts maintaining a balance under $25,000 will be charged a $20 annual maintenance fee. The Fund also reserves the right to close accounts under $25,000 and send the proceeds to the shareholder.

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Instructions for Opening or Adding to an Account

Opening By Regular Mail or By Overnight Service:

•
Initial Investment – if purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the account application. Establishing your account privileges now, saves you the inconvenience of having to add them later.

2.	Make your check payable to “Index Funds” and include the name of the Fund and class on the check.

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.
Overnight mail: Index Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301.

•	Subsequent Investment:

1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, include the following information in writing:
a.	Fund name
b.	Share class
c.	Amount invested
d.	Account name
e.	Account number

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.

Electronic Purchases
Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank.

Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-888-544-2685. Your account can generally be set up for electronic purchases within 15 days.

Call 1-888-544-2685 to arrange a transfer from your bank account.

Wire Transfer
New Accounts – Call 1-888-544-2685 for instructions and to obtain an account number prior to wiring the funds.

Adding to an Existing Account – Send your investment to:
•	UMB Bank, n.a.
•	ABA#: 101000695
•	For credit to the Index Funds
•	A/C#: 9871691675
•	For further credit to: investor account number; name(s) of the investor(s); SSN or TIN; name of the Fund to be purchased.

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Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.*

*
If an ACH transfer does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent.

Automatic Investment Plan
You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Subsequent investments can be as low as $1000, once you’ve invested the $25,000 minimum required to open the account.

To invest regularly from your bank account, complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:
•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $1000)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:
•	Call 1-888-544-2685 for an enrollment form.

Directed Dividend Option
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Giant 5 Fund. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-888-544-2685.

Customer Identification Information
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Anti-Money Laundering Program
Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

Market Timing
In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. Such excessive trading practices may be determined at management’s discretion.

To deter market timing, Shareholders who purchase and redeem shares within a 60-day period will be charged a 0.30% fee at redemption. The Fund and the Adviser also reserve the right, but do not have the obligation, to reject or restrict purchase or exchange requests from any investor engaging in excessive trading activity. The Fund defines excessive trading as a purchase and redemption of the same Fund within a 60-day period. Purchase and redemption activity which involves the reinvestment of dividends and capital gains, automatic deposit and withdrawal programs, or portfolio rebalancing is not considered market timing.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

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Selling Your Shares

Selling Your Shares
You may sell your shares at any time.

Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “Selling Your Shares.”

Instructions for Selling Shares
If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone
Unless you have declined telephone sales privileges, call 1-888-544-2685 with instructions as to how you wish to receive your funds (mail, wire, and / or electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”).

By Mail or Overnight Service
(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-888-544-2685 to request redemption forms or write a letter of instruction indicating:
a.	Your Fund and account number
b.	Amount you wish to redeem
c.	Address where your check should be sent
d.	Account owner signature

2.	Mail to: Index Funds, PO Box 2175, Milwaukee, Wisconsin 53201-2175. Overnight mail: Index Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Wire Transfer
You must select this option on your account application.

Call 1-888-544-2685 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder. Your financial institution may also charge a separate fee.

Electronic Redemptions
Call 1-888-544-2685 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

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Redemptions in Writing Required
You must request a redemption in writing in the following situations:
1.	Redemptions by Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a medallion signature guarantee, which include any of the following:
•	Your account address has changed within the last 15 business days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration; or
•	The redemption proceeds are being wired to bank instructions currently not on your account.
•	The redemption exceeds $75,000.

You must obtain a medallion signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial or Subsequent Investment
When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

Redemption Fee
The Funds charge a 0.30% redemption fee to shareholders who purchase shares and redeem shares within a 60-day period. To deter market timing, the Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor. The Funds define excessive trading as a purchase and redemption of the same Fund within a 60-day period.

Delay in Payment of Redemption Proceeds
Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect the Fund’s operations, for example, more than 1% of the Fund’s net assets) or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds
Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Closing of Small Accounts
If your account falls below $25,000 due to redemptions, the Fund may ask you to increase your balance. If it is still below $25,000 after 90 days, the Fund may request that you close your account and send you the proceeds at the current NAV.

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Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain un-cashed for six months will be canceled and the money reinvested in the Fund.

Cost Basis Information
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Fund shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen FIFO as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Other Redemption Information
If you hold shares of the Fund in an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when Federal withholding applies. Please consult with your tax professional.

Distribution Arrangements

Direct Distribution Arrangements
There is no initial sales charge on purchases of shares of the Fund.

Outside Distribution Arrangements
Investors may be charged a fee if they effect transactions through a broker or agent.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.

Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

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Distribution and Shareholder Servicing Arrangements—Revenue Sharing
The Adviser and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

Exchanging Your Shares

Exchanging Your Shares
You can exchange your shares in the Fund for shares of another fund of the Trust. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Index Funds, PO Box 2175 Milwaukee, WI 53201-2175 or by calling 1-888-544-2685. Please provide the following information:
•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund and class from which the exchange is to be made
•	The name of the Fund and class into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges
The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

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Dividends, Distributions and Taxes

Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. The Funds intend to distribute income and capital gains at least annually. The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

Taxes
The Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

There is no assurance that the Internal Revenue Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

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BACKUP WITHHOLDING

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 31% for amounts paid after December 31, 2012. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

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Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

26

Reports

Reports
For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports:
The Fund’s annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI, on the Fund’s website: www.weareindex.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Fund at the telephone number and address listed below.

You can request other information and discuss your questions about the Fund, by contacting a broker or bank that sells the Fund or by contacting the Fund at:

Index Funds
PO Box 2175
Milwaukee, WI 53201-2175
Telephone: 1-888-544-2685

You can review the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:
•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

•	Free from the Commission's website at http://www.sec.gov.

Investment Company Act File no. 811-21836.

27

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

__________, 2014

The Gold & Silver Index Fund

No Load Shares (CASHX)

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

2

The Gold & Silver Index Fund

Investment Objective
The Gold & Silver Index Fund (the “Fund”) seeks to replicate, before fees and expenses, the total return of The Gold & Silver Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	0.30%
Annual Account Maintenance Fee for Accounts under $5,000	$20.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[____]%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	[____]%
Acquired Fund Fees and Expenses(1)(2)(3)	[____]%
Total Annual Fund Operating Expenses	[____]%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(2)
The Fund’s shareholders indirectly bear the expenses of other funds in which the Fund invests (“Acquired Funds”). The Total Annual Fund Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investments in one or more other investment companies.

Expense Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 year	3 years
No Load Shares

You would pay the following expenses if you did not redeem your shares:

No Load Shares

3

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of The Gold & Silver Index (the “Index”). The Gold & Silver Index is designed to measure the performance of Gold & Silver spot prices weighted equally over time. The Fund will rebalance its holdings at various intervals to achieve a 50% target allocation of each. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

Under normal circumstances, the Fund will invest at least 80% of its assets in gold and silver, gold and silver securities, gold and silver ETFs & ETNs, and other investments that are designed to track the price of gold and silver. It anticipated that a certain portion of the Fund’s investments will be in the securities of non-U.S. issuers. The Fund may invest up to 20% of its assets in securities that are not purchased to track the Index. These assets may include, without limitation, futures, options on futures, options, swaps, as well as cash, cash equivalents, U.S. Government securities, securities of non-U.S. issuers, repurchase agreements, and securities of other investment companies, such as exchange-traded funds. The Fund may not invest in the same weightings as in the Index.

The Fund’s investment adviser, The Willis Group, Inc. (the “Adviser”), will adjust the Fund’s portfolio on a quarterly basis and at other intervals to seek to maintain an approximately equal weighting of gold and silver holdings and securities.

The Gold & Silver Index is a trademark of The Willis Group, Inc. and has been licensed for use by the Adviser.

Principal Risks

The following is a description of principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective.

•
Precious Metals Risk –The Fund may invest in both physical gold or silver, the securities of companies in the gold or silver mining sector and other instruments related to gold or silver. These commodities, securities and related instruments are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions, all of which may adversely impact the Fund’s ability to meet its investment objective. Precious metals-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on precious metals-related investments may be more volatile than investments in broader equity or debt markets.

•
Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

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•
Foreign Investments Risk – The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Certain foreign governments may not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, settlements and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•
Small-Cap and Mid-Cap Company Risk – The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•
Concentration Risk – Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•	Management Risk – The investment techniques and risk analysis used by the Fund’ Adviser may not produce the intended results and could adversely impact the performance of the Fund.

•
Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sale of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover and use of derivatives may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

•
Equity Risk - The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

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•
Non-Diversification Risk – Focusing investments in a small number of issuers increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•
Derivatives Risk – The performance of derivative instruments is tied to the performance of an underlying security, currency, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may be also more difficult to purchase, sell or value than other investments

•
Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

•
Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

•
Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currency positions or securities that trade in and receive revenue in non-U.S. currencies.

•	New Fund Risk – The Fund is new and has limited or no performance history for investors to evaluate.

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All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance
As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance is available on the Fund’s website www.weareINDEX.com or by calling 1-888-544-2685.

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Investment Adviser

The Willis Group, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Michael G. Willis, lead portfolio manager of The Willis Group, Inc., has managed the Fund since its inception in 2014.

Purchase and Sale of Fund Shares

The Fund currently offers No Load Class shares. The minimum initial investment for No Load Class shares is $1000. The subsequent minimum investment is $1000 for No Load Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.weareindex.com, by telephone at 1-888-544-2685 or by regular mail at Index Funds, UMB Fund Services, P.O. Box 2175, Milwaukee, WI 53233.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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The Gold & Silver Index Fund

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

Investment Objective

The Gold & Silver Index Fund (the “Fund”) seeks to replicate, before fees and expenses, the total return of The Gold & Silver Index.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of The Gold & Silver Index (the “Index”). The Gold & Silver Index is designed to measure the performance of Gold & Silver spot prices weighted equally over time. The Fund will rebalance its holdings at various intervals to achieve a 50% target allocation of each. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the Index.

Under normal circumstances, the Fund will invest at least 80% of its assets in gold and silver, gold and silver securities, gold and silver ETFs & ETNs, and other investments that are designed to track the price of gold and silver. It anticipated that a certain portion of the Fund’s investments will be in the securities of non-U.S. issuers. The Fund may invest up to 20% of its assets in securities that are not purchased to track the Index. These assets may include, without limitation, futures, options on futures, options, swaps, as well as cash, cash equivalents, U.S. Government securities, securities of non-U.S. issuers, repurchase agreements, and securities of other investment companies, such as exchange-traded funds. The Fund may not invest in the same weightings as in the Index.

The Fund’s investment adviser, The Willis Group, Inc. (the “Adviser”), will adjust the Fund’s portfolio on a quarterly basis and at other intervals to seek to maintain an approximately equal weighting of gold and silver holdings and securities.

The Gold & Silver Index is a trademark of The Willis Group, Inc. and has been licensed for use by the Adviser.

Description of Principal Investment Types

Precious Metals

The Fund expects to invest in and hold physical positions in gold and silver. These positions represent physical commodities, and are subject to certain risks as described below.

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Equity Securities

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Derivatives

Derivatives are instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. The Fund will segregate or “earmark” assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Other Investment Companies

The Fund may from time to time invest in the securities of other investment companies, such as open-end mutual funds, closed-end funds and exchange-traded funds. Such investments are subject to the restrictions applicable under the Investment Company Act of 1940, as amended.

Principal Risk Factors

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. You may lose money on your investment in the Fund or the Fund could underperform other investment companies.

The following factors can significantly affect the Fund’s performance.

•
Precious Metals Risk –The Fund may invest in both physical gold or silver, the securities of companies in the gold or silver mining sector and other instruments related to gold or silver. These commodities, securities and related instruments are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions, all of which may adversely impact the Fund’s ability to meet its investment objective. Precious metals-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on precious metals-related investments may be more volatile than investments in broader equity or debt markets.

•
Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

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•
Foreign Investments Risk – The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Certain foreign governments may not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, settlements and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•
Small-Cap and Mid-Cap Company Risk – The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•
Concentration Risk – Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

•	Management Risk – The investment techniques and risk analysis used by the Fund’ Adviser may not produce the intended results and could adversely impact the performance of the Fund.

•
Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. As a result, the Fund may underperform the Index to some degree over time. Changes in securities markets, changes in the composition of the Index, timing of purchases and sale of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover and use of derivatives may all contribute to tracking error and/or affect the correlation between the Fund and the Index. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

•
Equity Risk - The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

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•
Non-Diversification Risk – Focusing investments in a small number of issuers increases risks. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified”. The Fund is non-diversified. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•
Derivatives Risk – The performance of derivative instruments is tied to the performance of an underlying security, currency, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may be also more difficult to purchase, sell or value than other investments

•
Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

•
Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

•
Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currency positions or securities that trade in and receive revenue in non-U.S. currencies.

•     New Fund Risk – The Fund is new and has limited or no performance history for investors to evaluate.

Other Risks of Investing in the Fund

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including the following factors:

•
Expense Risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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•
Temporary Defensive Positions and Cash Positions – The Fund may take temporary defensive positions in short-term debt securities, cash and cash equivalents in response to adverse market, economic or political conditions. The Fund may also depart from its principal investment strategies when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. Under such circumstances, the Fund may not achieve its investment objective, and it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested.

Additional Information Concerning the Fund’s Investment Strategies

Investment Limitations

Except with respect to the illiquid investment restrictions set forth in the Statement of Additional Information (the “SAI”), limitations on Fund investments listed in this Prospectus will typically apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Portfolio Turnover

The Fund generally intends to purchase securities as long-term investments; however, short-term trading may occur. This means that the Fund may buy a security and sell that security a short period of time after its purchase, and realize gains or losses, if the portfolio manager believes that the sale is in the best interest of the Fund. This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses which could reduce the Fund’s investment performance. In addition, short-term trading may increase the amount of taxable distributions to shareholders which would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

Portfolio Holdings

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.weareindex.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

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Fund Management

The Investment Adviser

The Willis Group, Inc., located at 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, Colorado 80920, is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission.

The Adviser makes the day-to-day investment decisions and continuously reviews and administers the Fund’s investment program. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from the Fund at the annual rate of .95% of the Fund’s daily net assets pursuant to an advisory agreement between the Trust and the Adviser. The Advisory Agreement was approved by the Board at an in-person meeting held on June 13, 2014 and has an initial term of two years. The Board may thereafter extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ended December 31, 2014.

Portfolio Manager

Michael G. Willis is president and lead portfolio manager of The Willis Group, Inc., Adviser to the Fund. As lead portfolio manager, Mr. Willis is primarily responsible for the day-to-day management of the Fund’s operations.

Mr. Willis has held the following positions within the past five years:

· Lead Portfolio Manager, The Willis Group 2004-Current
· Lead Portfolio Manager, Giant 5 Funds 2006-2014
· President, Index Funds, 2014-Current

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is included in the SAI.

The Distributor and Administrator

UMB Distribution Services, LLC (“UMBDS”) serves as the distributor (the “Distributor”) of the Fund’s shares. UMBDS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBDS may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority, Inc.

UMB Fund Services, Inc. (“UMBFS”), whose address is 803 West Michigan Street, Milwaukee, WI 53233, serves as the administrator (the “Administrator”). The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

The SAI has more detailed information about the Adviser, Distributor, Administrator and other service providers.

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Shareholder Information

Pricing of Fund Shares

The Fund
The Board has approved certain pricing and valuation guidelines to be used in determining the Fund’s net asset value per share (NAV). The NAV is generally determined once each day at the close of regular trading on the New York Stock Exchange (NYSE), normally at 4 p.m. Eastern Time on days the NYSE is open.

The NYSE is open every weekday except for the days on which national holidays are observed and certain business holidays, such as Good Friday. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund.

Fair Value Pricing Policies
Pursuant to its policies and procedures, the Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Fund’s Valuation Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

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A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

How NAV is Calculated
The NAV for Investor Shares is calculated by dividing the total value of the Fund’s investments attributable to the Investor Share class less any liabilities attributable to the Investor Share class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem shares.

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Purchasing and Adding to Your Shares

Purchasing and Adding to Your Shares
You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Fund’s behalf prior to the time the Fund determines its NAV will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price. Each investment representative’s agreement with the Fund permits the investment representative to transmit orders to the Fund that reflect orders received by the investment representative prior to the Fund’s NAV calculation time, and to transmit those orders after that time and have those orders executed at the closing share price determined on the day the order was received by the investment representative.

Delivery of Shareholder Documents
Copies of the Fund’s prospectus, SAI and shareholder reports (“Reports”) are available, free of charge, on the Fund’s website, www.weareindex.com. To reduce the Fund’s expenses, you will be asked to consent to receive Reports electronically and to provide your e-mail address on the Fund’s account application. Shareholders who do not elect to receive electronic copies of the Reports will receive paper copies free of charge; however, electronic delivery of the Reports is encouraged and intended to protect our shareholders by limiting the Fund’s expenses and advancing conservation of natural resources.

In addition, to reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail to those shareholders who have requested paper copies, only one copy of each Report to all of the shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Reports, please call 1-888-544-2685. The Fund will begin sending you individual copies thirty days after receiving your request.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

Minimum Initial Investment	Minimum Subsequent Investment
$1000	$1000

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Due to the proportionately higher costs of servicing accounts with lower balances, accounts maintaining a balance under $5,000 will be charged a $20 annual maintenance fee. The Fund also reserves the right to close accounts under $5,000 and send the proceeds to the shareholder.

17

Instructions for Opening or Adding to an Account

Opening By Regular Mail or By Overnight Service:

•
Initial Investment – if purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the account application. Establishing your account privileges now, saves you the inconvenience of having to add them later.

2.	Make your check payable to “Index Funds” and include the name of the Fund and class on the check.

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.
Overnight mail: Index Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301.

•	Subsequent Investment:

1.	Use the investment slip attached to your account statement.

2.	Or, if unavailable, include the following information in writing:
a.	Fund name
b.	Share class
c.	Amount invested
d.	Account name
e.	Account number

3.	Mail to: Index Funds, PO Box 2175, Milwaukee, WI 53201-2175.

Electronic Purchases
Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank.

Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-888-544-2685. Your account can generally be set up for electronic purchases within 15 days.

Call 1-888-544-2685 to arrange a transfer from your bank account.

Wire Transfer
New Accounts – Call 1-888-544-2685 for instructions and to obtain an account number prior to wiring the funds.

Adding to an Existing Account – Send your investment to:
•	UMB Bank, n.a.
•	ABA#: 101000695
•	For credit to the Index Funds
•	A/C#: 9871691675
•	For further credit to: investor account number; name(s) of the investor(s); SSN or TIN; name of the Fund to be purchased.

18

 Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.*

*
If an ACH transfer does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent.

Automatic Investment Plan
You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as low as $1000, once you’ve invested the $1,000 minimum required to open the account.

To invest regularly from your bank account, complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:
•	Your bank name, address and account number
•	The amount you wish to invest automatically (minimum $1000)
•	How often you want to invest (every month, 4 times a year, twice a year or once a year)
•	Attach a voided personal check.

To invest regularly from your paycheck or government check:
•	Call 1-888-544-2685 for an enrollment form.

Directed Dividend Option
By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another Giant 5 Fund. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-888-544-2685.

Customer Identification Information
To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

19

Anti-Money Laundering Program
Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

Market Timing
In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as long-term investment vehicles. Excessive and frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders. Such excessive trading practices may be determined at management’s discretion.

To deter market timing, Shareholders who purchase and redeem shares within a 60-day period will be charged a .30% fee at redemption. The Fund and the Adviser also reserve the right, but do not have the obligation, to reject or restrict purchase or exchange requests from any investor engaging in excessive trading activity. The Fund defines excessive trading as a purchase and redemption of the same Fund within a 60-day period. Purchase and redemption activity which involves the reinvestment of dividends and capital gains, automatic deposit and withdrawal programs, or portfolio rebalancing is not considered market timing.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

20

Selling Your Shares

Selling Your Shares
You may sell your shares at any time.

Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “Selling Your Shares.”

Instructions for Selling Shares
If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone
Unless you have declined telephone sales privileges, call 1-888-544-2685 with instructions as to how you wish to receive your funds (mail, wire, and / or electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”).

By Mail or Overnight Service
(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-888-544-2685 to request redemption forms or write a letter of instruction indicating:
a.	Your Fund and account number
b.	Amount you wish to redeem
c.	Address where your check should be sent
d.	Account owner signature

2.	Mail to: Index Funds, PO Box 2175, Milwaukee, Wisconsin 53201-2175. Overnight mail: Index Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Wire Transfer
You must select this option on your account application.

Call 1-888-544-2685 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

If a shareholder requires a wire transaction, the associated fee of $20 will be passed along to the shareholder. Your financial institution may also charge a separate fee.

Electronic Redemptions
Call 1-888-544-2685 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

21

Redemptions in Writing Required
You must request a redemption in writing in the following situations:
1.	Redemptions by Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a medallion signature guarantee, which include any of the following:
•	Your account address has changed within the last 15 business days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account;
•	The redemption proceeds are being transferred to another Fund account with a different registration; or
•	The redemption proceeds are being wired to bank instructions currently not on your account.
•	The redemption exceeds $75,000.

You must obtain a medallion signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial or Subsequent Investment
When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from date of purchase).

Redemption Fee
The Fund charges a .30% redemption fee to shareholders who purchase shares and redeem shares within a 60-day period. To deter market timing, the Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor. The Funds define excessive trading as a purchase and redemption of the same Fund within a 60-day period.

Delay in Payment of Redemption Proceeds
Payment for shares may be delayed under extraordinary circumstances (such as a very large redemption that could affect the Fund’s operations, for example, more than 1% of the Fund’s net assets) or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds
Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Closing of Small Accounts
If your account falls below $5,000 due to redemptions, the Fund may ask you to increase your balance. If it is still below $5,000 after 90 days, the Fund may request that you close your account and send you the proceeds at the current NAV.

22

Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account. Checks that remain un-cashed for six months will be canceled and the money reinvested in the Fund.

Cost Basis Information
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Fund shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen FIFO as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Other Redemption Information
If you hold shares of the Fund in an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% federal income tax withholding. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when Federal withholding applies. Please consult with your tax professional.

Distribution Arrangements

Direct Distribution Arrangements
There is no initial sales charge on purchases of shares of the Fund.

Outside Distribution Arrangements
Investors may be charged a fee if they effect transactions through a broker or agent.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.

Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

23

Distribution and Shareholder Servicing Arrangements—Revenue Sharing
The Adviser and/or their affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares.

24

Exchanging Your Shares

Exchanging Your Shares
You can exchange your shares in the Fund for shares of another fund of the Trust. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Index Funds, PO Box 2175 Milwaukee, WI 53201-2175 or by calling 1-888-544-2685. Please provide the following information:
•	Your name and telephone number
•	The exact name on your account and account number
•	Taxpayer identification number (usually your social security number)
•	Dollar value or number of shares to be exchanged
•	The name of the Fund and class from which the exchange is to be made
•	The name of the Fund and class into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges
The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

25

Dividends, Distributions and Taxes

Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. The Funds intend to distribute income and capital gains at least annually. The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information.

Taxes
The Fund intends to distribute all or substantially all of its net investment income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

There is no assurance that the Internal Revenue Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

26

BACKUP WITHHOLDING

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 31% for amounts paid after December 31, 2012. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

27

Financial Highlights

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

28

Reports

Reports
For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports:
The Fund’s annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI, on the Fund’s website: www.weareindex.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Fund at the telephone number and address listed below.

You can request other information and discuss your questions about the Fund, by contacting a broker or bank that sells the Fund or by contacting the Fund at:

Index Funds
PO Box 2175
Milwaukee, WI 53201-2175
Telephone: 1-888-544-2685

You can review the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:
•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

•	Free from the Commission's website at http://www.sec.gov.

Investment Company Act File no. 811-21836.

29

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

INDEX FUNDS

No Load Shares
S&P 500 Equal Weights	INDEX
Gold & Silver Index Fund	CASHX

____________, 2014

803 West Michigan Street
Milwaukee, Wisconsin 53233

Investment Advisor:
The Willis Group, Inc.
(the “Adviser”)

This Statement of Additional Information (the “SAI”) describes the Index Funds S&P 500 Equal Weight and the Gold & Silver Index Fund (each, a “Fund”, and, collectively, the “Funds”), each a series of Index Funds (the “Trust”). The Trust is a registered open-end investment company. Each Fund currently offers one class of shares, known as No Load Shares.

Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by [______________], as Distributor to the Funds, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including clients of the Adviser or its affiliates.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectuses for the Funds, each dated ________, 2014 (each, a “Prospectus”). This SAI contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with a Prospectus. A Prospectus may be obtained, without charge, on the Adviser’s website (www.weareindex.com), by writing the Funds at the address above, or by calling 1-888-________.

The Funds’ most recent Annual Reports are incorporated by reference into this SAI and can be obtained free of charge by calling the toll-free number printed above.

GENERAL INFORMATION	3
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS	3
ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST	6
PORTFOLIO TURNOVER	27
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	27
MANAGEMENT	28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	33
CODE OF ETHICS	33
INVESTMENT ADVISOR TO THE FUNDS	33
PORTFOLIO MANAGEMENT INFORMATION	34
PROXY VOTING POLICIES	35
DISTRIBUTION OF FUND SHARES	35
DISTRIBUTION PLAN	36
DISTRIBUTION SERVICES	36
ADMINISTRATION	36
CUSTODIAN	37
COUNSEL	37
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
DETERMINATION OF NET ASSET VALUE	37
PORTFOLIO TRANSACTIONS	39
PURCHASE OF SHARES	40
REDEMPTION OF SHARES	41
DIVIDENDS AND DISTRIBUTIONS	42
ADDITIONAL TAX INFORMATION	43
OTHER INFORMATION	45
APPENDIX A - DESCRIPTION OF RATINGS	A-1
APPENDIX B – GIANT 5 FUNDS, PROXY VOTING POLICY	B-1
APPENDIX C – THE WILLIS GROUP, PROXY VOTING POLICY	C-1

GENERAL INFORMATION

The Index Funds S&P 500 Equal Weight and the Gold & Silver Index Fund (each a “Fund” and collectively the “Funds”) are separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Funds are described in this Statement of Additional Information (the “SAI”). Each Fund currently offers one class of shares: No Load Shares. Each Fund is non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Shares of the Funds are continuously offered for sale by the Funds’ Distributor at the applicable public offering price (i) directly to the public, (ii) to clients of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a servicing agreement with the Trust (collectively, “Servicing Agents”), and (iii) to clients of a securities broker that has entered into a dealer agreement with the Distributor. See “Purchase of Shares”.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Prospectuses for the Funds discuss the investment objectives and strategies for each Fund and explain how each allocates its assets among the different types of securities that each Fund may invest in. Please refer to the Funds’ Prospectuses for a discussion of the Funds’ principal investment strategies, the principal asset types or securities in which the Funds may invest, and the principal risks associated with the foregoing. Additional information regarding the assets or securities in which the Funds may invest, including securities or instruments not described in the Prospectuses, appears on page 5 of this SAI.

As with all mutual funds, there can be no assurance that the investment objectives of each Fund will be achieved. Each Fund’s investment objectives may be changed without approval by the holders of a majority (as defined in the 1940 Act of such Fund’s outstanding voting shares), subject to 60 days’ advance notice to shareholders. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Investment Restrictions. Each Fund has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, as the case may be.

Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust at any time, subject to 60 days’ advance notice to shareholders.

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions, all of which are fundamental policies.

Other than as described in the Funds’ Prospectuses, each Fund may not:

(1) borrow money except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

(2) invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments, except that this restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate;

(3) issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

(4) act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities;

 (5) make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder, provided that for the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans

In addition, the Index Funds S&P 500 Equal Weight (the “S&P Fund”) may not, as a fundamental policy:

(6a) invest in physical commodities, except that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase, sale or use of swaps, futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities; and

(7a) invest more than 25% of its assets (valued at the time of investment) in the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the Fund reserves the right to concentrate in any industry in which the index that the Fund tracks becomes concentrated to approximately the same degree during the same period.

In addition, the Gold & Silver Index Fund (the “Gold & Silver Fund”) may not, as a fundamental policy:

(6b) invest in physical commodities, except that: (i) the Gold & Silver Fund may purchase or sell precious metals, contracts and options related thereto, in compliance with applicable commodities laws; (ii) currency will not be deemed to be a commodity for purposes of this restriction, (iii) this restriction does not limit the purchase, sale or use of swaps, futures contracts, forward contracts or options, and (iv) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities; and

(7b) invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that : (i) the Gold & Silver Fund will, as a matter of fundamental policy, concentrate its investments in the precious metals industry; and (ii) investments in securities of other investment companies and investments in securities issued by or guaranteed by the U.S. Government, its agencies or instrumentalities, shall not be regarded as being within the same industry or group of industries for purposes of this restriction.

Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements.

With respect to paragraph (1), the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (5), the 1940 Act and regulatory interpretations currently limit the percentage of a Fund’s securities that may be loaned to one-third of the value of its total assets.

For the purposes of restrictions (7a) and (7b) above, industry classifications are determined for the particular Fund in accordance with the industry or sub-industry classifications established by Bloomberg. The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. The use of any particular classification system is not a fundamental policy.

Non-Fundamental Investment Restrictions.

In addition, it is contrary to each Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

INDEX DISCLOSURE

The S&P 500 Equal Weight index, (the “Index”) is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and has been licensed for use by the Adviser. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and S&P 500 Equal Weight™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Adviser.

The Index Funds S&P 500 Equal Weight (the “S&P Fund”) is not sponsored, endorsed, sold or promoted by S&P DJI, S&P, or any of their respective affiliates or their third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the S&P Fund or any member of the public regarding the advisability of investing in securities generally or in the S&P Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the S&P Fund. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the S&P Fund’s shares into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and value of the S&P Fund or the timing of the issuance or sale of the S&P Fund’s shares, or in the determination or calculation of the equation by which the S&P Fund’s shares may be converted into cash, surrendered, or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the S&P Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a futures contract within the Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such contract, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the S&P Fund, but which may be similar to and competitive with the S&P Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the Index and the S&P Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE S&P FUND’S SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST

Each Fund’s principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for the Fund and under “INVESTMENT OBJECTIVE” and “PRINCIPAL INVESTMENT STRATEGIES.” In order to achieve their investment objectives, each Fund generally makes investments of the sort described in the Prospectus.

The Funds may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Funds may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which a Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here. To the extent this section describes an investment type also described in the prospectus, the disclosure in this SAI should be regarded as supplementing, and not replacing, the prospectus disclosure.

INVESTMENT COMPANY SECURITIES

The Funds may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the 1940 Act. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. No adjustments will be made to the advisory fee with respect to assets of the Fund invested in such investment companies.

Index Funds. The underlying index funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each underlying index fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each such index fund’s expenses (which can be expected to reduce the total return of that fund), the total return of its respective index. The investment performance of each index does not reflect expenses, it is a number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the index funds. Since each index fund seeks to replicate the total return of its target index, the investment advisor of the index fund generally will not attempt to judge the merits of any particular security as an investment. Under normal circumstances, it is anticipated that an underlying index fund’s total return over periods of one year and longer will approximate, but not match, the total return of the applicable indices.

Exchange Traded Funds. (“ETFs”) ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) and iShares®.

An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange traded and that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and may consist of common stocks, preferred stocks, warrants to acquire common stock, or securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Investments by a Fund in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

GOLD AND OTHER PRECIOUS METALS

To the extent a Fund concentrates investments in gold and silver, the Fund may be susceptible to specific political and other risks affecting the price of gold and other precious metals.

The price of gold has been subject to substantial upward and downward price movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing or dealing in gold, and, accordingly, the value of a Fund’s investments in such securities also may be affected.

In addition to investing in precious metal finance and operating companies, certain of the Funds may also invest directly in precious metals (such as gold bullion) or purchase or sell contracts for their future delivery. The risks related to investing in precious metals directly are similar to those of investing in precious metal finance and operating companies. There are, however, additional considerations related to such direct precious metal investments, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold, whether in physical form or book account, results in no income being derived from such holding, unlike securities which may pay dividends or make other current payments. In addition, income derived from trading in gold and certain contracts and derivatives relating to gold must be closely monitored to avoid potentially negative tax consequences.

Although the Funds have contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. Finally, although not currently anticipated, if gold in the future were held in book account, it would involve risks of the credit of the party holding the gold.

CURRENCY TRANSACTIONS

A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund’s commitment under such forward contract will be segregated on the books of the portfolio fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Fund is obligated to deliver.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in currencies or currency instruments will be treated as part of the “bond” category of each Fund’s investment Themes.

EUROBONDS AND YANKEE BONDS

Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

RESTRICTED SECURITIES

 A Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund’s net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives, and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of directors or trustees of the fund or its delegate. A Fund may be unable to realize a favorable price upon sale of the securities, or in some cases may not be able to sell the securities.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Fund.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Fund’s investment advisor, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

The 1940 Act provides that a mutual fund (“Acquired Fund”) whose shares are purchased by another fund (“Acquiring Fund”) is obliged to redeem shares held by the Acquiring Fund only in an amount up to 1% of the Acquired Fund’s outstanding securities during any period of less than 30 days. Accordingly, shares held by a Fund in excess of 1% of an Underlying Fund’s outstanding shares would, if the Fund had not made the election described below, be considered illiquid securities that, together with other such securities, may not exceed 15% of that Fund’s net assets. However, with respect to those Underlying Funds that have elected to reserve the right to pay redemption requests by a distribution in kind of securities from its portfolio, instead of cash, these positions may be treated as liquid. Under certain circumstances an Underlying Fund may determine to make payment of a redemption by a Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of cash. As a result, a Fund may hold securities distributed by an Underlying Fund until such time as management determines it appropriate to dispose of the securities. That disposition will impose additional costs on the Fund.

DEBT SECURITIES

Investors should be aware that even though interest-bearing obligations are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

A Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of McGraw Hill Financial, Inc., or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”), commonly called “junk bonds”), and securities that are not rated. There may be no restrictions as to the ratings of debt securities acquired by a portfolio fund or the portion of a portfolio fund’s assets that may be invested in debt securities in a particular ratings category.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a portfolio fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The debt securities held by a Fund may have redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investors in the Fund. Conversely, a high yield, high risk security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.

Special tax considerations are associated with investing in debt securities structured as zero coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of debt securities. Rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events. To the extent that a Fund invests in medium- and lower-quality debt securities, the achievement of a Fund’s investment objective may be more dependent on the Fund’s own credit analysis than is the case for higher quality bonds. A more complete description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Services (“S&P Ratings”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include: (i) high yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P Ratings or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness; (ii) the market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets; (iii) Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market; and (iv) the market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED DELIVERY TRANSACTIONS

A Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. A Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Fund’s investment advisor.

BORROWING

A Fund may be permitted to borrow money up to one-third of the value of its total assets. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

DERIVATIVE INSTRUMENTS

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s investment advisor to forecast interest rates and other economic factors correctly. If an investment advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

If an investment advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may purchase and sell put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund may write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

A Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, and security indexes. A Fund may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

In connection with the use of certain derivatives, the Adviser intends to either: (i) comply with the requirements of the Commodity Exchange Act (“CEA”) by operating the Funds in a manner consistent with the restrictions of Rules 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO or CTA with the CFTC and the National Futures Association; or (iii) operate the Funds in a manner such that the Fund will not be a “commodity pool” under the CEA.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is affected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Additional Tax Information.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. A Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. A Fund may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by a Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, to avoid any potential leveraging of the Fund’s portfolio.

A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Fund’s investment advisor in accordance with procedures established by the board of directors or trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the fund’s investment advisor in accordance with procedures established by the board of directors or trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Whether a Fund’s use of swap agreements or swap options will be successful depends on the Fund’s investment advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Generally, the Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that its investment advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Fund attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

HYBRID INSTRUMENTS

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EXCHANGE TRADED NOTES

Exchange-Traded Notes (“ETNs”) are a type of unsecured, unsubordinated debt security that are designed to track the total return of a specific market index, less fees, and combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

REAL ESTATE SECURITIES

A Fund may invest in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, home-builders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems.

REAL ESTATE INVESTMENT TRUST

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

TEMPORARY DEFENSIVE OR INTERIM POSITIONS.

Under market conditions when investments meeting the Funds’ criteria are scarce, cash and cash reserves may represent a significant percentage of a Fund’s total net assets. A Fund may invest up to 100% of its assets in international and domestic short-term obligations (such as Eurodollar and Yankee bank obligations, certificate of deposit, bankers’ acceptances, commercial paper) money market funds and cash. During times when the Fund holds a significant portion of its net assets in cash and cash reserves, it will not be investing according to its investment objective, and the Fund’s performance may be negatively affected as a result.

U.S. GOVERNMENT OBLIGATIONS.

The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS.

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund’s investment advisor to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank.

Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

REPURCHASE AGREEMENTS.

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements involve certain risks, such as default by, or insolvency of, the other party to the repurchase agreement. A Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund’s ability to sell the collateral and the portfolio fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

A Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund will sell securities and receive cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

FOREIGN DEPOSITARY RECEIPTS.

A Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of foreign issuers.

ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities, EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs, CDRs and GDRs in bearer form are designed for use in Europe. A Fund may invest in ADRs, EDRs and CDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS.

A Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

A Fund also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

FLOATING- AND VARIABLE-RATE OBLIGATIONS.

A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Fund’s investment advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

INVERSE FLOATING RATE OBLIGATIONS

A Fund may invest in so-called "inverse floating rate obligations" or "residual interest bonds" or other obligations or certificates relating thereto structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable rate short term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short term obligation and link the two obligations in order to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.

INITIAL PUBLIC OFFERINGS ("IPOS")

A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

LEVERAGING TRANSACTIONS

A Fund may engage in the types of transactions which involve "leverage" because in the Fund receives cash which it can invest in portfolio securities and has a future obligation to make a payment. The use of these transactions by the Fund will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the Fund's shares and distributions on the Fund's shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Fund's shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage and increase the risk of owning or investing in the shares of the Fund. These transactions also increase the Fund's expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by a Fund would diminish the investment performance of the Fund compared with what it would have been without using these transactions.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. A Fund’s portfolio turnover rate may vary from year to year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies and procedures for the Trust relating to disclosure of the Funds’ portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to each Fund’s shareholders without compromising the integrity or performance of the Fund.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Fund will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are available free of charge electronically or, if requested by a shareholder, in paper form. Quarterly holdings reports filed with the SEC on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov or on the Advisor’s website (www.weareindex.com).

This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Advisor’s website is publicly available to all categories of persons.

The Trust may share non-public holdings information of a Fund sooner than 60 days of the end of each fiscal quarter with the Advisor and other service providers to the Trust necessary for the Funds’ day-to-day operations, as set forth in the table below. In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Morningstar, Lipper, and Bloomberg. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Advisor that foster reasonable expectations that holdings information will not be misused. The Trust’s Officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

Name of Recipient	Frequency of Holdings Disclosure	Information Lag
The Willis Group, Inc. (Adviser)	Daily	None
UMB Fund Services, Inc. (Administrator)	Daily	None
UMB Bank, N.A. (Custodian)	Daily	None
[____________] (Independent Registered Public Accounting Firm)	As needed	None
Davis Graham & Stubbs LLP (Counsel)	As needed	None

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Advisor and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose their holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Boards of Trustees.

MANAGEMENT

Board of Trustees Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing each of the Funds. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Funds, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operation of the Funds is delegated to the Fund’s Adviser and administrator.

Trustees and Officers. The names of the Trustees of the Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex** Overseen by Trustee	Other Trusteeships Held by Trustee
Non-Interested Trustees
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	Managing Partner, Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present); Managing Partner and Portfolio Manager, Elevation Capital Management, LLC (2005 to present); Co-Chairman, Eagle: XM, a marketing company (2005 to 2008); President, Ultimate Investments Corporation, Inc., a Colorado company (1993 to present); President, Baller Enterprises, Inc., a Colorado company (2004 to present).	2	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The 2 None Kastle Group, LLC (2006 to present).	2	None
Interested Trustee
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Willis Group, Inc. (2004 to present).	2	None

*	Mr. Willis may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Advisor.

**	The “Fund Complex” includes all series of the Trust and any other investment companies for which The Willis Group, Inc. provides investment advisory services.

The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Willis Group, Inc. (2004 to present).
LuAnn Hanson (born 1959)	Chief Compliance Officer	Indefinite; since July 2, 2007	Chief Financial Officer and Vice President of Finance, Celis Semiconductor Corporation (2005 to present).

All communications to the Trustees and Officers of the Funds may be directed c/o Index Funds, 1155 Kelly Johnson Blvd., Suite 111, Colorado Springs, CO 80920.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Funds based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Advisor, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas, in no particular order of importance: management or board experience in the investment management industry or companies or organizations in other fields, entrepreneurial experience, educational background and professional training; and experience as a Trustee of the Funds. Information discussing the specific experience, skills, attributes and qualifications of each Trustee which led to the Board’s determination that the Trustee should serve in this capacity is provided below.

Michael Willis. Mr. Willis is President and lead portfolio manager of The Willis Group, Inc., the Funds’ investment advisor. Mr. Willis is the author and creator of Consumption-based Fundamental Asset Allocation, a new generation of asset allocation methodologies built around investor fundamentals. Mr. Willis has served as President of The Willis Group, Inc. since 2004. Prior to his association with the Adviser, Mr. Willis has served as Senior Vice President – Investments at Paine Webber and UBS Financial Services, Inc. (2003-2004) and Paine Webber (1999-2003). In addition, Mr. Willis was First Vice President – Investments at Smith Barney from 1994 to 1999. Mr. Willis was chosen to serve as a Trustee based on his business, financial services and investment management experience.

Lance J. Baller. Mr. Baller has actively served on the investment committees, audit committees, committees on corporate governance, compensation and benefits committees, executive committees, finance committees, committees on public policy and social responsibility, and on the board of directors of companies in Asia, Europe and United States for over 15 years. Mr. Baller brings international exposure to the Board of the Trust as the former Finance Director and current Chief Executive Officer of Iofina plc, a company registered in England and Wales. Mr. Baller has a deep background in the investment community, ranging from fundraising to being a hedge fund manager of the Elevation Fund. Mr. Baller contributes his strong knowledge of corporate governance to the Board. He was chosen to serve as a Trustee of the Trust based on his business, financial services, investment management and accounting experience.

Kevin J. Trigueiro. Mr. Trigueiro brings to the Board almost two decades of service representing the nonprofit and real estate sectors. He has worked for a multinational nonprofit organization with a budget in excess of $100 million. In addition, he contributed to annual real estate sales topping $1 billion. He has since formed a private real estate company, while continuing to consult with small businesses on various internet and marketing initiatives. Mr. Trigueiro was chosen to serve as a Trustee of the Trust based on his business experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure

The Board currently consists of four individuals, one of whom is an Interested Trustee. The Board has appointed Michael G. Willis, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time. Mr. Willis is also the President, Treasurer and Secretary of the Funds and the President of the Advisor. The Board has does not have a lead Independent Trustee. The Independent Trustees, acting collectively, seek to serve as a check and balance on the activities of the Interested Trustee.

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s organizational documents. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships and other risks that the Funds may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Funds’ operations is important, in light of the size and complexity of the Funds and the risks that the Funds face. The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Funds and the environment in which the Funds operate changes.

Board’s Role in Risk Oversight of the Fund

The Board oversees risk management for the Funds directly and, as to certain matters, through its committees. The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Funds’ senior officers (including, Mr. Willis and the Funds’ Chief Compliance Officer), the Fund’s independent auditors, legal counsel and personnel from the Funds’ other service providers. The Board has adopted, on behalf of the Funds, and periodically reviews with the assistance of the Fund’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Funds’ activities. In addition, the Advisor and the Funds’ other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Funds’ activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate. The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time, but intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to their current structure are prudent.

Committees

The Board has established an Audit Committee, a Valuation Committee and a Nominating and Governance Committee.

The Audit Committee consists of Lance J. Baller and Kevin Trigueiro. The members of the committee are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”). The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trusts. The Audit Committee is currently chaired by Lance J. Baller. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee met once during the fiscal year ended March 31, 2014.

The Valuation Committee includes at least one of the Independent Trustees of the Trust elected by the Board of Trustees and representatives from the Advisor and UMB Fund Services, Inc. The Valuation Committee is currently chaired by Lance J. Baller. The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee met [___] times during the fiscal year ended March 31, 2014.

The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. This committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The committee does not consider nominees recommended by shareholders. The Nominating and Governance Committee met [___] times during the fiscal year ended March 31, 2014.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board on December 31, 2013.

Independent Trustees

	Dollar Range of Equity Securities in either Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Lance J. Baller	None	None
Eric Scot Griffin*	None	None
Kevin J. Trigueiro	None	None

Interested Trustee
Michael G. Willis	None	None

*	As of July 1, 2014, Mr. Griffin ceased being a trustee.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Trustee Compensation*

The following table provides the total fees paid to Trustees by each Fund for the fiscal year ended March 31, 2014.

Name of Trustee	Aggregate Compensation from the S&P Fund	Aggregate Compensation from the Gold & Silver Fund	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees:
Lance J. Baller
Eric Scot Griffin**
Kevin J. Trigueiro
Interested Trustees:
Michael Willis

*
Trustees of the Trust not affiliated with the Advisor or Distributor received from the Trust an annual retainer of 1/3 of 1 basis point of the average annual assets under management, paid annually. Trustees who are affiliated with the Advisor or the Distributor do not receive compensation from the Trust. All Trustees (Interested and Independent) are reimbursed for all out-of-pocket expenses (e.g. travel and lodging) relating to attendance at such meetings. The Trust has not adopted any pension or retirement plans for the Officers or Trustees of the Trust. Therefore, there have been no currently estimated annual benefits upon retirement.

**	As of July 1, 2014, Mr. Griffin ceased being a trustee.

Except for the Chief Compliance Officer, none of the officers receive compensation from the Trust for their services.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of each Fund’s inception date, no shareholder will own 5% or more of the outstanding shares of the Fund.

Because the Funds are new, as of the date of this SAI, none of the Trustees or officers of the Trust owned any of the outstanding shares of a Fund.

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

INVESTMENT ADVISER TO THE FUNDS

The Willis Group, Inc. (the “Adviser”) serves as investment advisor to the each Fund pursuant to an investment advisory contract (the “Investment Advisory Agreement”). The Advisor is located at 1155 Kelly Johnson Blvd, Suite 111, Colorado Springs, Colorado 80920. The Advisor is wholly-owned and controlled by Michael Willis, an interested Trustee of the Trust and the portfolio manager of each Fund. Mr. Willis also serves as Chairman and President of the Advisor. As of January 18, 2006, the Advisor had no non-discretionary management authority with respect to private account assets under management.

Under the terms of the Investment Advisory Agreement for the Funds, the Advisor serves as the investment advisor and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the terms of the Investment Advisory Agreement for the Funds, the investment advisory services of the Advisor are not exclusive. The Advisor is free to render investment advisory services to others.

For its services, the Advisor is entitled to a fee, computed daily and paid monthly, equal on an annual basis to [________]% of the S&P Fund’s average daily net assets and [______]% of the Gold & Silver Fund’s average daily net assets.

The Investment Advisory Agreement for the Funds continues from year to year so long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Advisor, on 60 days’ written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

With respect to the S&P Fund, the Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to [______]% of the Fund’s average daily net assets for Investor Class Shares. This agreement is in effect through July 1, 2015. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this agreement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expense more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreement with the Trust is available in the Funds’ annual report to shareholders for the period ended [______].

PORTFOLIO MANAGEMENT INFORMATION

Michael Willis is responsible for the day-to-day management of the Funds. The Prospectuses contains information about Mr. Willis and his management of the Funds. The sections below contain certain additional information about his compensation, his management of other accounts, and potential conflicts of interest.

Management of Other Accounts. As of March 31, 2014, Mr. Willis was primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

The table below shows the number of other accounts managed by Mr. Willis, if any, and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance, if any.

	Other Accounts Managed / Total Assets in Accounts ($)			Other Accounts with Performance - Based Fees/ Total Assets in Accounts
	Other Registered Investment Companies (“RICs”)	Other Pooled Investment Vehicles (“PIVs”)	Other Accounts	Number & Type of Accounts in this Category	Total Assets in such Accounts, if any
Michael Willis

Portfolio Manager Compensation Structure

Mr. Willis receives a base salary from the Advisor for his services in the various positions he holds with the Advisor, including his position as portfolio manager and President. In addition, Mr. Willis, as the sole shareholder of the Advisor, is entitled to receive all net profits earned by the Advisor. Mr. Willis does not receive any other form of compensation or benefits for his services to the Advisor.

Potential Conflicts of Interest. Since the Fund and the other accounts managed by Mr. Willis and the Advisor have similar investment strategies, in theory it is possible that Mr. Willis could favor one or more of the other accounts over a Fund. However, the Advisor has established policies and procedures governing brokerage practice and the allocation of trades, which are designed to ensure that the purchase and sale of securities among various accounts managed by the Advisor are fairly and equitably allocated. The Advisor is not aware of any cases where the investment strategies employed for the other accounts managed by Mr. Willis and the Advisor would cause him to take positions on the contrary side of the market from a Fund, or otherwise contrary to the interests of a Fund.

Portfolio Manager Ownership of Securities

The table below identifies ownership of Fund securities by the Lead Portfolio Manager as of March 31, 2014.

Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned
Michael G. Willis	None

PROXY VOTING POLICIES

The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Advisor. The Proxy Voting Policies of the Funds and Advisor are attached as Appendix B and Appendix C. When the Advisor exercises voting rights on behalf of the Fund, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Advisor voted proxies will be available without charge (1) on the Advisor’s website at www.weareindex.com; (2) by calling the Funds at 1-888-__________; and (3) on the SEC's website.

DISTRIBUTION OF FUND SHARES

The Trust has retained [__________], located at [______________] to serve as principal underwriter for the shares of the Funds. [____________] serves as distributor to each Fund pursuant to the Distribution Agreement dated as of [____________] (the “Distribution Agreement”). The Distribution Agreement continues for an initial [____________] period beginning [____________] and thereafter, if not terminated, this Agreement shall continue automatically in effect as to each Fund for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust’s Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds’ shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

The S&P Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its No Load Shares. Pursuant to the Distribution Plan, S&P Fund will pay up to 0.25% of its average daily net assets attributable to its No Load Shares. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). The amount paid under the Distribution Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA"), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Funds’ Distribution Plan will benefit each Fund and the holders of its Investor Shares and Institutional Shares.

Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Investor Shares and Institutional Shares may bear pursuant to the Distribution Plan without the approval of the holders of such class of shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

DISTRIBUTION SERVICES

The Advisor has entered into an agreement with the Distributor whereby the Advisor has agreed that, in the event that the Funds’ Rule 12b-1 Distribution Plan fees are not sufficient to pay for certain distribution activities, the Advisor will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Funds’ Distribution Plan fees. Such payments by the Adviser, may be made, among other things, to promote the sale of the Funds’ shares or to service Funds’ shareholders. These payments will not change the price an investor will pay for the Funds’ shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals, to recommend or sell a Fund’s shares to a client over shares of other mutual funds. For more information, please contact your investment professional.

ADMINISTRATION

UMB Fund Services, Inc. (“UMBFS” or the “Administrator”) serves as administrator of the Trust. The Administrator, a Wisconsin corporation, has its principal business offices at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBFS and its affiliates provide administration and distribution services to other investment companies.

Administration Agreement with the Trust. The Trust and UMBFS have entered into an Administration and Fund Accounting Agreement (the “Administration Agreement”) effective [____________]. Under the Administration Agreement, UMBFS provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with the compliance monitoring of the Funds’ activities.

Transfer Agency Agreement. The Trust and UMBFS have entered into a Transfer Agency Agreement (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement, UMBFS serves as transfer agent and dividend disbursing agent for the Funds.

Fees to be Paid to the Administrator. Under the Administration Agreement and Transfer Agency Agreement, the Administrator is entitled to receive an annual asset-based fee for administration, fund accounting and transfer agency services of [____________].

Annual Minimum Fee. Under the Administration Agreement and Transfer Agency Agreement, the administration, accounting and transfer agency fees are subject to an annual minimum fee of $[____________].

CUSTODIAN

UMB Bank, n.a. (the “Custodian”), 1010 Grand Avenue, Kansas City, Missouri 64141, is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records.

COUNSEL

Davis Graham & Stubbs LLP, located at 1550 Seventeenth Street, Suite 500, Denver, CO 80202, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____________] has been selected as the independent registered public accounting firm for the Trust. [____________] provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. [____________] is located at [____________].

EXPENSES

Each Fund bears all costs of its operations, other than expenses specifically assumed by the Advisor or Distributor. The costs borne by the Funds include legal and accounting expenses, Trustees’ fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds’ portfolio securities, expenses of registering and qualifying the Funds’ shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds’ portfolio securities and pricing of the Funds’ shares, expenses of maintaining the Funds’ legal existence and of shareholders’ meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the “Valuation Time”). However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

The Funds will not compute net asset value on customary business holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund’s portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

The Underlying Funds valued at their respective net asset values under the 1940 Act. Generally, the Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the Underlying Fund.

Securities held by the Funds for which market quotations are readily available are valued at current market value as of Valuation Time. Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short term” and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment advisor or designee, are valued at fair value under procedures approved by the Funds’ Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Generally, for the Funds trading in foreign securities markets trading is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Funds, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each Fund’s shares.

PORTFOLIO TRANSACTIONS

Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Advisor, as appropriate, is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account, the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of securities of Underlying Funds will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of ETFs will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Generally, shares of underlying index funds are purchased and sold without sales charges and therefore do not involve brokerage commissions.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Some of these services are of value to the Advisor in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the Advisor or its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Act”), the Advisor may cause the Funds to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Advisor an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Consistent with the Rules of the National Association of Securities Dealers, Inc. and the Financial Industry Regulatory Authority, and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

PURCHASE OF SHARES

The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectuses entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements.” The Prospectus contains a general description of how investors may buy shares of the Fund. When purchasing shares, you must specify which class is being purchased.

Shares may be purchased through the Distributor, Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Following an initial period, the Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Distributor or Transfer Agent.

All purchase payments are invested in full and fractional shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

While there is no sales charge on purchases the Funds’ shares, the Distributor may receive fees from the Fund, such as those under the Distribution Plan. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

An investor may purchase shares through the Distributor directly or by authorizing his Servicing Agent to purchase such shares on his behalf through the Distributor or Transfer Agent.

Shares of the Fund are offered on a continuous basis at net asset value by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Fund. Dealers may not use sales of the Fund’s shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

Automatic Investment Plan

The Trust offers a plan for regularly investing specified dollar amounts ($100 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from UMBFS at the telephone number listed on the back cover.

For further information on how to purchase shares from the Distributor, an investor should contact the Fund.

Through a Servicing Agent or a Securities Broker

Shares are being offered to the public, to customers of a Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of shares, such as pre-authorized or automatic purchase and redemption programs. Each Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Servicing Agent or securities broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

For further information on how to direct a securities broker or a Servicing Agent to purchase shares, an investor should contact his securities broker or his Servicing Agent.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his securities broker or his Servicing Agent, and is transmitted to and received by the Transfer Agent. All shares may be redeemed without charge. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

The proceeds of a redemption are normally paid from each Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange (“NYSE”) is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trusts reserve the right to redeem upon not less than 90 days' notice all shares in an account which has a value below $500, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his securities broker, if applicable, or his Servicing Agent to redeem such shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Servicing Agent). For further information as to how to direct a securities broker or a Servicing Agent to redeem shares, a shareholder should contact his securities broker or his Servicing Agent.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Advisor, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Advisor. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

Systematic Withdrawal Plan

Any shareholder who owns Investor Class shares with an aggregate value of $100,000 or more, or Institutional Class shares with an aggregate value of $11,000,000 or more, may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $500 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

Redemption of Shares Purchased Directly through the Distributor

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds' transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trusts. These redemptions may be paid from the applicable Fund by wire or by check. The Trusts reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trusts. Instructions for wire redemptions are set forth in the Purchase Application. The Trusts employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for telephone redemption is affected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If either Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS AND DISTRIBUTIONS

For each Fund, the Trust intends to declare all of the Fund's net investment income on a semi-annual basis as a dividend to the Fund's shareholders. Generally, a Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

Each Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. The Funds distribute dividends on a semi-annual basis. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Servicing Agent or securities broker), dividends are distributed in the form of additional shares of each Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

ADDITIONAL TAX INFORMATION

Each Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of a Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be in shares of a Fund unless a shareholder elects to receive cash. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

To be treated as a regulated investment company under Subchapter M of the Code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

There is no assurance that the Internal Revenue Service will not challenge a Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If a Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholder would be subject to the risk of diminished investment returns.

A Fund may invest in complex securities such as repurchase agreements. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing, or character of the income distributed to you by a Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.

A redemption of a Fund’s shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund’s shares. Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its foreign securities. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Since less than 50% in value of a Fund’s total assets at the end of its fiscal year are expected to be invested in stock or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Information set forth in the Prospectuses and SAI which related to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of share of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation. In addition, the tax discussion in the Prospectuses and SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action.

OTHER INFORMATION

CAPITALIZATION

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest, all without par value. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

VOTING RIGHTS

Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

SHAREHOLDER REQUESTS

Upon request, the Funds will provide information on how to obtain shareholder reports and prospectuses of the Underlying Funds.

APPENDIX A

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1
This is the highest category by Standard & Poor’s Ratings Services (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1
Issues rated Prime-1 (or supporting institutions) by Moody’s Investor Services, Inc. (“Moody’s) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

-	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s

Bonds which are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.
When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

APPENDIX B

Index Funds
Proxy Voting Policy

When Index Funds has the right to vote on the proxy of an underlying fund, we will vote these shares in the same proportion as the vote of all other holders of such security. Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security. Because we are a fund of funds, we have determined that it is not our cause to effect change to our underlying funds that is contrary to the will of the majority of all other holders of such security.

B-1

APPENDIX C

The Willis Group, Inc.
Proxy Voting Policy

When The Willis Group has the right to vote on the proxy of an underlying fund, as the Investment Advisor, we will vote these shares in the same proportion as the vote of all other holders of such security. Our policy was adopted to ensure that our vote did not go against the will of the majority of all other holders of such security. Because we are a fund of funds, we have determined that it is not our cause to effect change to our underlying funds that is contrary to the will of the majority of all other holders of such security.

C-1

PART C

OTHER INFORMATION

Item 28. Exhibits.

Exhibit	Description
(a)	Declaration of Trust of Registrant.(1)
(b)	By-Laws of Registrant. (1)
(c)	Not Applicable.
(d)	(1) Amended and Restated Investment Advisory Agreement between Registrant and The Willis Group, Inc. (4)
(2) Amendment No. 1 to Amended and Restated Investment Advisory Agreement. (to be filed by subsequent amendment)
(e)	(1) Distribution Agreement between registrant and UMB Distribution Services, LLC. (5)
(2) Amendment No. 1 to Distribution Agreement. (to be filed by subsequent amendment)
(3) Form of Dealer Agreement. (5)
(f)	Not Applicable.
(g)	(1) Custody Agreement with UMB Bank, n.a. (5)
(2) Amendment No. 1 to Custody Agreement. (to be filed by subsequent amendment)
(h)	(1) Administration and Fund Accounting Agreement between Index Funds (f/k/a Giant 5 Funds) and UMB Fund Services, Inc. (5)
(2) Amendment No. 1 to Administration and Fund Accounting Agreement (to be filed by subsequent amendment)
(3) Transfer Agency Agreement between Index Funds (f/k/a Giant 5 Funds) and UMB Fund Services, Inc. (5)
(4) Amendment No. 1 to Transfer Agency Agreement. (to be filed by subsequent amendment)
(i)	(1) Opinion and Consent of Counsel. (7)
(2) Opinion and Consent of Counsel for Index Funds S&P 500 Equal Weight and the Gold & Silver Index Fund. (to be filed by subsequent amendment)
(j)	(1) Consent of Independent Registered Public Accounting Firm. (7)
(2) Consent of Independent Registered Public Accounting Firm for Index Funds S&P 500 Equal Weight and the Gold & Silver Index Fund (to be filed by subsequent amendment.)
(k)	Not applicable.
(l)	Not applicable.
(m)	Distribution Plan. (3)
(n)	Rule 18f-3 Multiple Class Plan. (2)
(o)	Reserved.
(p)	(1) Code of Ethics of Registrant. (2)
(2) Code of Ethics of The Willis Group, Inc. (2)
(3) Code of Ethics of UMB Distribution Services, LLC. (6)
(q)	Powers of Attorney. (7)

(1)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) on November 23, 2005.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 29, 2006.

(3)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 18, 2006.

(4)	Incorporated herein by reference to Pre-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 27, 2006.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 2, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2011.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2013.

Item 29. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article 8 of Registrant’s Declaration of Trust, which is incorporated by reference herein and which is filed as an exhibit hereto.

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated November 9, 2005 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust had an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”).  Each Covered Person shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or fines and penalties, and counsel fees reasonably incurred or paid by him or her in connection with the defense or disposition of any claim, action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she becomes or may have become involved as a party or otherwise or with which he or she becomes or may have become threatened by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.  This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a) For any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of Section 8.5.2 of the Declaration of Trust) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.6 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust, including counsel fees so incurred by any Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification under Section 8.5 of the Declaration of Trust.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(a) A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(b) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(c) “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Pursuant to the Distribution Agreement between the Trust and UMB Distribution Services, LLC (the “Distributor”), the Trust has agreed to indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Indemnitees”), free and harmless (a) from and against any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Distributor and/or each of the Distributor Indemnitees may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify Distributor and any of the foregoing indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor in writing for the purpose of, and used in, the preparation thereof; (b) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with this Agreement or the Distributor’s performance hereunder, except to the extent the Losses result from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement, (c) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur resulting from the actions or inactions of any prior service provider to the Funds, or (d) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Trust or its representatives.

Item 31. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, The Willis Group, Inc., is a Colorado Corporation. In addition to the services provided the Registrant, the Willis Group provides investment advisory services to individual accounts.

To the knowledge of the Registrant, none of the directors or officers of The Willis Group, Inc. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriters.

(a) In addition to the Registrant, UMB Distribution Services, LLC (“UMBDS” or the “Distributor”) acts as principal underwriter for the following other investment companies:

Aspiriant Global Equity Trust
Cheswold Lane Funds
Commonwealth International Series Trust
FPA Funds Trust
FPA Capital Fund, Inc.
FPA New Income, Inc.
FPA Paramount Fund, Inc.
FPA Perennial Fund, Inc.
Green Century Funds
The Marsico Investment Fund
Scout Funds
The Westport Funds
Stewart Capital Mutual Funds
Vericimetry Funds

UMBDS’ main address is 235 West Galena Street, Milwaukee, Wisconsin, 53212.

(b) The directors and officers of the Distributor are as follows:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Maureen A. Quill	President	None
Constance Dye Shannon	Secretary	None
Christine L. Mortensen	Treasurer	None
Karen Fay-Luedtke	Chief Compliance Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of UMB Fund Services, Inc.: 235 West Galena Street, Milwaukee, Wisconsin, 53212.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Colorado Springs, and the State of Colorado on the 11th day of July, 2014.

INDEX FUNDS

By:	/s/ Michael Willis
Michael Willis
President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 11th day of July, 2014.

Name	Title

/s/ Michael Willis	Trustee and President
Michael Willis

/s/ Lance J. Baller*	Trustee
Lance J. Baller

/s/ Kevin J. Trigueiro*	Trustee
Kevin J. Trigueiro

*By: /s/ Michael Willis
Attorney-in-fact

*Pursuant to Power of Attorney filed herewith.